Convertible Debt (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Offsetting Assets [Line Items]
Schedule of convertible debt

	December 31, 2016	June 30, 2016

Convertible notes payable, annual interest rate of 10%, due dates range from May 2010 to February 2019 and convertible into common stock at a rate of $0.06 to $1.00 per share.	$7,409,685	$8,625,015
Convertible note payable, annual interest rate of 10%, convertible into common stock at a rate of $1.00 per share and due July 2017.	750,000	750,000
Unamortized prepaid financing costs	(874,739)	(1,287,109)
Unamortized warrants discount to notes	(221,723)	(363,663)
Unamortized debt discount	(883,498)	(1,308,872)
	6,179,725	6,415,371
Less current portion	(5,761,074)	(609,905)
Convertible debt, net of current portion and debt discount	$418,651	$5,805,466

	June 30, 2016	June 30, 2015

Convertible notes payable, annual interest rate of 10%, due dates range from May 2010 to June 2019 and convertible into common stock at a rate of $0.06 to $1.00 per share.	$8,625,015	$2,899,385
Convertible note payable, annual interest rate of 10%, convertible into common stock at a rate of $1.00 per share and due July 2017.	750,000	750,000
Unamortized prepaid financing costs	(1,287,109)	(457,886)
Unamortized warrants discount to notes	(363,663)	–
Unamortized debt discount	(1,308,872)	(78,556)
	6,415,371	3,112,943
Less current portion	(609,905)	(999,385)
Convertible debt, net of current portion and debt discount	$5,805,466	$2,113,558

Embedded Derivative [Member]
Offsetting Assets [Line Items]
Schedule of derivative liability activity
Balance at June 30, 2015	$–
Derivative liability – insufficient shares	85,960
Derivative liability – reclass into additional paid in capital due to sufficient shares	(85,960)
Initial measurement at issuance date of the notes	389,697
Derivative liability reclass into additional paid in capital upon notes conversion	(182,701)
Change in fair value of derivative at period end	(18,868)
Balance June 30, 2016	$188,128

Schedule of fair value of the embedded derivative using the Black-Scholes Model with assumptions
(1) dividend yield of	0%;
(2) expected volatility of	145%,
(3) risk-free interest rate of	0.99%,
(4) expected life of	3 years, and
(5) fair value of the Company’s common stock of	$0.09 per share.

Embedded Derivative One [Member]
Offsetting Assets [Line Items]
Schedule of fair value of the embedded derivative using the Black-Scholes Model with assumptions
(1) dividend yield of	0%;
(2) expected volatility of	156%,
(3) risk-free interest rate of	0.73%,
(4) expected life of	2 years, and
(5) fair value of the Company’s common stock of	$0.06 per share.

Embedded Derivative Two [Member]
Offsetting Assets [Line Items]
Schedule of fair value of the embedded derivative using the Black-Scholes Model with assumptions
(1) dividend yield of	0%;
(2) expected volatility of	164%,
(3) risk-free interest rate of	0.87%,
(4) expected life of	36 months
(5) fair value of the Company’s common stock of	$0.26 per share.